INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Income Tax Expense (Benefit)
Total income tax expense	$ 16,767	$ 17,962	$ 17,465
Foreign Tax Authority
Components of Income Tax Expense (Benefit)
Effect of taxable income in various countries	15,590	18,023	16,342
Effect of change on uncertain tax positions	1,177	(61)	1,329
Effect of recognition of deferred tax asset	0	0	(206)
Total income tax expense	$ 16,767	$ 17,962	$ 17,465
Foreign Tax Authority | Marshall Islands
Components of Income Tax Expense (Benefit)
Statutory income tax rate	0.00%	0.00%	0.00%